Disposal group held for sale and disposal of subsidiaries - Details of Assets and Liabilities at Date of Disposal (Detail) ₨ in Millions, $ in Millions				12 Months Ended
	Mar. 29, 2022 INR (₨)	Jan. 18, 2022 INR (₨)	Feb. 15, 2021 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Assets
Property, plant and equipment				₨ 342,036	₨ 437,593	$ 5,768
Right of use assets				4,264	7,495	99		₨ 4,655
Trade receivables				35,980	45,825	604
Bank balances other than cash and cash equivalents				26,506	50,741	669
Cash and cash equivalents				20,679	28,379	374	$ 273	₨ 13,089	₨ 10,115
Other non-current assets				7,715	10,081	133
Prepayments (non-current)				679	875	12
Other current financial assets				3,697	2,178	29
Other current assets				2,464	3,001	40
Other assets				2,999	3,254	43
Total assets				492,054	641,343	8,453
Liabilities
Deferred government grant - non-current				719	214	3
Deferred government grant - current				39	11	0
Others current financial liabilities				42,622	71,636	944
Other non-current liabilities				2,747	5	0
Others non-current financial liabilities				132	2,087	28
Long term provisions				13,686	13,384	176
Other current liabilities				2,266	3,281	43
Total liabilities				427,309	514,970	6,788
Non-controlling interests				2,668	₨ 7,934	$ 105
Adyah Solar Energy Private Limited
Liabilities
Net assets sold				5,957
Total consideration			₨ 5,549	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)			408
Consideration satisfied by:
Cash and cash equivalents			3,613	3,613
Deferred consideration receivable			1,936
Cash acquired on acquisition of control in jointly controlled entities			5,549	₨ 5,549
Solar Energy and its Subsidiaries | Disposal groups classified as held for sale [member] | Two Solar Rooftop Projects
Assets
Property, plant and equipment		₨ 181
Total assets		5,820
Liabilities
Net assets sold		5,820
Total consideration		6,047
Total gain / (loss)		227
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)		88
Consideration satisfied by:
Cash and cash equivalents		5,437
Deferred consideration receivable		610
Cash acquired on acquisition of control in jointly controlled entities		6,047
Shekhawati Solar Park Private Limited | Disposal groups classified as held for sale [member]
Assets
Total assets	₨ 16
Liabilities
Net assets sold	16
Total consideration	3
Total gain / (loss)	(13)
Consideration satisfied by:
Cash and cash equivalents	3
Cash acquired on acquisition of control in jointly controlled entities	3
Assets at the Date of Disposal [Member] | Adyah Solar Energy Private Limited | Disposal groups classified as held for sale [member]
Assets
Property, plant and equipment			14,383
Right of use assets			1,571
Trade receivables			621
Bank balances other than cash and cash equivalents			392
Cash and cash equivalents			16
Other non-current assets			10
Prepayments (non-current)			37
Other current financial assets			2
Other current assets			25
Total assets			17,057
Assets at the Date of Disposal [Member] | Solar Energy and its Subsidiaries
Assets
Property, plant and equipment		5,335
Intangible assets		7
Trade receivables		310
Bank balances other than cash and cash equivalents		640
Cash and cash equivalents		664
Deferred tax assets (net)		30
Other non-current assets		1
Other current financial assets		244
Other current assets		262
Non-current tax assets (net)		80
Other assets		6
Total assets		7,579
Assets at the Date of Disposal [Member] | Shekhawati Solar Park Private Limited
Assets
Property, plant and equipment	1
Bank balances other than cash and cash equivalents	3
Cash and cash equivalents	11
Other non-current assets	5
Other current financial assets	0
Other assets	0
Total assets	20
Liabilities at the Date of Disposal [Member] | Adyah Solar Energy Private Limited | Disposal groups classified as held for sale [member]
Liabilities
Interest-bearing loans and borrowings			10,336
Others current financial liabilities			48
Others non-current financial liabilities			596
Long term provisions			100
Other current liabilities			20
Total liabilities			11,100
Net assets sold			₨ 5,957
Liabilities at the Date of Disposal [Member] | Solar Energy and its Subsidiaries
Liabilities
Interest-bearing loans and borrowings		1,238
Deferred government grant - non-current		476
Deferred government grant - current		25
Others current financial liabilities		55
Deferred tax liabilities (net)		37
Trade payables		66
Other non-current liabilities		13
Current tax liabilities (net)		15
Total liabilities		1,925
Liabilities at the Date of Disposal [Member] | Shekhawati Solar Park Private Limited
Liabilities
Trade payables	4
Total liabilities	4
Assets (Liabilities) At The Date Of Disposal | Solar Energy and its Subsidiaries
Liabilities
Non-controlling interests		15
Net assets sold		₨ 5,639
Assets (Liabilities) At The Date Of Disposal | Shekhawati Solar Park Private Limited
Liabilities
Net assets sold	₨ 16